Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Mid-Cap Value Series, Inc.
Entity Central Index Key	0000918848
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000007001 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	MARFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.74%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	7.97%	27.58%	11.67%	9.16%
Russell 1000® Index	13.95	38.07	15.00	12.75
Russell Midcap® Value Index	10.79	34.03	9.93	8.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,050,910,637
Holdings Count | Holding	103
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,050,910,637
Number of Portfolio Holdings	103
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.1%
Financials	14.1%
Health Care	12.8%
Information Technology	9.0%
Consumer Staples	8.2%
Consumer Discretionary	7.3%
Utilities	7.3%
Communication Services	6.9%
Materials	6.8%
Energy	4.7%
Real Estate	2.5%
Short-Term Securities	5.5%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	2.7%
First Citizens BancShares, Inc., Class A	2.5%
Kraft Heinz Co.	2.3%
Baxter International, Inc.	2.2%
L3Harris Technologies, Inc.	2.2%
Fidelity National Information Services, Inc.	2.0%
SS&C Technologies Holdings, Inc.	2.0%
Western Digital Corp.	1.9%
Sealed Air Corp.	1.9%
HP, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	2.7%
First Citizens BancShares, Inc., Class A	2.5%
Kraft Heinz Co.	2.3%
Baxter International, Inc.	2.2%
L3Harris Technologies, Inc.	2.2%
Fidelity National Information Services, Inc.	2.0%
SS&C Technologies Holdings, Inc.	2.0%
Western Digital Corp.	1.9%
Sealed Air Corp.	1.9%
HP, Inc.	1.8%
(b)Excludes short-term securities.
C000006998 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Investor A Shares
Trading Symbol	MDRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$52	0.99%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	7.84%	27.20%	11.38%	8.87%
Investor A Shares (with sales charge)	2.18	20.52	10.18	8.28
Russell 1000® Index	13.95	38.07	15.00	12.75
Russell Midcap® Value Index	10.79	34.03	9.93	8.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,050,910,637
Holdings Count | Holding	103
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,050,910,637
Number of Portfolio Holdings	103
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.1%
Financials	14.1%
Health Care	12.8%
Information Technology	9.0%
Consumer Staples	8.2%
Consumer Discretionary	7.3%
Utilities	7.3%
Communication Services	6.9%
Materials	6.8%
Energy	4.7%
Real Estate	2.5%
Short-Term Securities	5.5%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	2.7%
First Citizens BancShares, Inc., Class A	2.5%
Kraft Heinz Co.	2.3%
Baxter International, Inc.	2.2%
L3Harris Technologies, Inc.	2.2%
Fidelity National Information Services, Inc.	2.0%
SS&C Technologies Holdings, Inc.	2.0%
Western Digital Corp.	1.9%
Sealed Air Corp.	1.9%
HP, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	2.7%
First Citizens BancShares, Inc., Class A	2.5%
Kraft Heinz Co.	2.3%
Baxter International, Inc.	2.2%
L3Harris Technologies, Inc.	2.2%
Fidelity National Information Services, Inc.	2.0%
SS&C Technologies Holdings, Inc.	2.0%
Western Digital Corp.	1.9%
Sealed Air Corp.	1.9%
HP, Inc.	1.8%
(b)Excludes short-term securities.
C000007000 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Investor C Shares
Trading Symbol	MCRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$91	1.74%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.74%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	7.42%	26.23%	10.55%	8.20%
Investor C Shares (with sales charge)	6.42	25.23	10.55	8.20
Russell 1000® Index	13.95	38.07	15.00	12.75
Russell Midcap® Value Index	10.79	34.03	9.93	8.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,050,910,637
Holdings Count | Holding	103
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,050,910,637
Number of Portfolio Holdings	103
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.1%
Financials	14.1%
Health Care	12.8%
Information Technology	9.0%
Consumer Staples	8.2%
Consumer Discretionary	7.3%
Utilities	7.3%
Communication Services	6.9%
Materials	6.8%
Energy	4.7%
Real Estate	2.5%
Short-Term Securities	5.5%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	2.7%
First Citizens BancShares, Inc., Class A	2.5%
Kraft Heinz Co.	2.3%
Baxter International, Inc.	2.2%
L3Harris Technologies, Inc.	2.2%
Fidelity National Information Services, Inc.	2.0%
SS&C Technologies Holdings, Inc.	2.0%
Western Digital Corp.	1.9%
Sealed Air Corp.	1.9%
HP, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	2.7%
First Citizens BancShares, Inc., Class A	2.5%
Kraft Heinz Co.	2.3%
Baxter International, Inc.	2.2%
L3Harris Technologies, Inc.	2.2%
Fidelity National Information Services, Inc.	2.0%
SS&C Technologies Holdings, Inc.	2.0%
Western Digital Corp.	1.9%
Sealed Air Corp.	1.9%
HP, Inc.	1.8%
(b)Excludes short-term securities.
C000199762 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Class K Shares
Trading Symbol	MJRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$36	0.69%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	7.99%	27.59%	11.72%	9.20%
Russell 1000® Index	13.95	38.07	15.00	12.75
Russell Midcap® Value Index	10.79	34.03	9.93	8.43

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,050,910,637
Holdings Count | Holding	103
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,050,910,637
Number of Portfolio Holdings	103
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.1%
Financials	14.1%
Health Care	12.8%
Information Technology	9.0%
Consumer Staples	8.2%
Consumer Discretionary	7.3%
Utilities	7.3%
Communication Services	6.9%
Materials	6.8%
Energy	4.7%
Real Estate	2.5%
Short-Term Securities	5.5%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	2.7%
First Citizens BancShares, Inc., Class A	2.5%
Kraft Heinz Co.	2.3%
Baxter International, Inc.	2.2%
L3Harris Technologies, Inc.	2.2%
Fidelity National Information Services, Inc.	2.0%
SS&C Technologies Holdings, Inc.	2.0%
Western Digital Corp.	1.9%
Sealed Air Corp.	1.9%
HP, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	2.7%
First Citizens BancShares, Inc., Class A	2.5%
Kraft Heinz Co.	2.3%
Baxter International, Inc.	2.2%
L3Harris Technologies, Inc.	2.2%
Fidelity National Information Services, Inc.	2.0%
SS&C Technologies Holdings, Inc.	2.0%
Western Digital Corp.	1.9%
Sealed Air Corp.	1.9%
HP, Inc.	1.8%
(b)Excludes short-term securities.
C000007002 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Class R Shares
Trading Symbol	MRRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$65	1.24%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	7.73%	26.87%	11.11%	8.58%
Russell 1000® Index	13.95	38.07	15.00	12.75
Russell Midcap® Value Index	10.79	34.03	9.93	8.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,050,910,637
Holdings Count | Holding	103
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,050,910,637
Number of Portfolio Holdings	103
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.1%
Financials	14.1%
Health Care	12.8%
Information Technology	9.0%
Consumer Staples	8.2%
Consumer Discretionary	7.3%
Utilities	7.3%
Communication Services	6.9%
Materials	6.8%
Energy	4.7%
Real Estate	2.5%
Short-Term Securities	5.5%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	2.7%
First Citizens BancShares, Inc., Class A	2.5%
Kraft Heinz Co.	2.3%
Baxter International, Inc.	2.2%
L3Harris Technologies, Inc.	2.2%
Fidelity National Information Services, Inc.	2.0%
SS&C Technologies Holdings, Inc.	2.0%
Western Digital Corp.	1.9%
Sealed Air Corp.	1.9%
HP, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	2.7%
First Citizens BancShares, Inc., Class A	2.5%
Kraft Heinz Co.	2.3%
Baxter International, Inc.	2.2%
L3Harris Technologies, Inc.	2.2%
Fidelity National Information Services, Inc.	2.0%
SS&C Technologies Holdings, Inc.	2.0%
Western Digital Corp.	1.9%
Sealed Air Corp.	1.9%
HP, Inc.	1.8%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.